Note 6 - Warrants - Assumptions Used to Determine Fair Value of Warrants (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Risk free interest rate	0.95%	0.97%
Expected volatility	301.00%	255.00%
Expected life in years (Year)	3 years	3 years
Maximum [Member]
Risk free interest rate	1.96%	1.60%
Expected volatility	315.00%	332.00%
Expected life in years (Year)	5 years	5 years